Summary Prospectus and
Prospectus Supplement

August 1, 2017

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated August 1, 2017 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated May 1, 2017

Global Franchise Portfolio (Class II)
(the "Fund")

Effective December 31, 2017, Christian Derold will no longer serve as a portfolio manager to the Fund. Accordingly, effective December 31, 2017, all references to Mr. Derold will be removed from the Fund's Summary Prospectus and Prospectus.

Please retain this supplement for future reference.